Expense Example, No Redemption {- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-16 - Fidelity Advisor® Balanced Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Balanced Fund-Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Balanced Fund-Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Balanced Fund-Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	1,677
Fidelity Advisor Balanced Fund - Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Balanced Fund-Class Z
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567